DESCRIPTION OF BUSINESS - Schedule of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	3,334,714	1,981,097
Common Stock, Shares, Issued	3,334,714	1,981,097
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	20,375
Software Acquisition Group Inc. [Member]
Business Acquisition [Line Items]
Less: Redemption of SWAG shares	(851,080)
Legacy Nogin [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued	2,714,073
PIPE [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued	25,854
Prior Business Combination [Member]
Business Acquisition [Line Items]
Stockholders' Equity, Other Shares	620,641
Prior Business Combination [Member] | Software Acquisition Group Inc. [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	1,425,492
After Business Combination Adjustment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	3,334,714
After Business Combination Adjustment [Member] | Software Acquisition Group Inc. [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	574,412